SHARE CAPITAL & SHARE PREMUIM (Tables)	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL & SHARE PREMUIM
Schedule of share capital of the company

		Shown in the
		consolidated
		financial
	Number of shares	statements
		USD’000
Ordinary shares at par value of USD0.000005 each
Authorized:
As at January 1, 2023, December 31, 2023 and 2024	10,000,000,000	—
Issued and fully paid:
As at January 1, 2022	—	—
Incorporation of the Company	1	—
Issue of Shares	557,399,998**	3
Loan capitalisation	1	*
Issue of ordinary shares to share award scheme trust	61,933,000	*
As at January 1, 2023 and December 31, 2023	619,333,000	3
Issue of Shares	30,966,000	*
As at December 31, 2024	650,299,000	3

	2023	2024
	USD’000	USD’000
As at beginning of year	494,480	494,480
Premium arising on issue of equity shares, net off issuance costs	—	56,113
As at end of year	494,480	550,593

* :Less than USD1,000.

**:The issuance of shares included 1 share issued in June 2022 for cash injection and 557,399,997 shares issued in December 2022 (refer to note below).

Schedule of disclosure Of share premium

	2023	2024
	USD’000	USD’000
As at beginning of year	494,480	494,480
Premium arising on issue of equity shares, net off issuance costs	—	56,113
As at end of year	494,480	550,593